SHARE OPTIONS (Details) (2008 Plan, USD $)	0 Months Ended	12 Months Ended
	Oct. 27, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Share options
Shares authorized to grant	4,444,444
Additional shares authorized to issue	6,900,000
Share options.
Share options
Vesting period	4 years
Vesting percentage at the end of the first year through the fourth year	25.00%
Expiration period	10 years
Shares options granted		1,797,300	307,250	484,000
Exercise price of shares options granted (in dollars per share)		$ 2.53	$ 4.75
Assumptions used for estimating the fair value of options granted on the date of grant
Risk-free interest rate, minimum (as a percent)		3.75%	3.06%
Risk-free interest rate, maximum (as a percent)		4.05%	3.83%
Expected volatility, minimum (as a percent)		57.09%	56.00%
Expected volatility, maximum (as a percent)		63.88%	60.00%
Expected dividend yield (as a percent)		0.00%	0.00%
Share options. | Minimum
Share options
Vesting period		3 years	3 years	3 years
Exercise price of shares options granted (in dollars per share)		$ 1.84		0.96
Assumptions used for estimating the fair value of options granted on the date of grant
Exercise multiple		2.2	2
Fair value of ordinary shares (in dollars per share)		$ 2.53	$ 4.75
Share options. | Maximum
Share options
Vesting period		4 years	4 years	4 years
Exercise price of shares options granted (in dollars per share)		$ 3.26		4.29
Assumptions used for estimating the fair value of options granted on the date of grant
Exercise multiple		2.8	2.8
Fair value of ordinary shares (in dollars per share)		$ 3.26	$ 4.97